Jan. 3, 2006

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP Partners International Series, Inc.
             RiverSource International Aggressive Growth Fund (formerly AXP Partners International Aggressive Growth Fund)

             RiverSource International Equity Fund (formerly AXP Partners International Core Fund)

             RiverSource International Select Value Fund (formerly AXP Partners International Select Value Fund)

             RiverSource International Small Cap Fund (formerly AXP Partners International Small Cap Fund)

         Post-Effective Amendment No. 12
         File No.: 333-64010/811-10427

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statement of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 12 (Amendment). This Amendment was filed electronically on Dec. 20, 2004.

If you have any questions or concerns regarding this filing, please contact Boba Selimovic at (612) 671-7449 or me at (612) 671-4321.

Sincerely,

/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.